Forward Purchase Agreement and Non Redemption Agreement	12 Months Ended
Dec. 31, 2023
Forward Purchase Agreement and Non Redemption Agreement [Abstract]
FORWARD PURCHASE AGREEMENT AND NON REDEMPTION AGREEMENT

NOTE 8 — FORWARD PURCHASE AGREEMENT AND NON REDEMPTION AGREEMENT

Forward Purchase Agreement

On December 13, 2023, Nubia entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “Seller” or “Forward Purchase Investors”) (the “Forward Purchase Agreement”). For purposes of the Forward Purchase Agreement, NUBI is referred to as the “Counterparty” prior to the consummation of the Business Combination, while Solidion Technology, Inc. (“Pubco”) is referred to as the “Counterparty” after the consummation of the Business Combination. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement.

Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to, concurrently with the Closing pursuant to Seller’s FPA Funding Amount PIPE Subscription Agreement, purchase up to 9.9% of the total Class A ordinary shares, par value $0.0001 per share, of NUBI (“NUBI Shares”) outstanding following the closing of the Business Combination, as calculated by Seller (the “Purchased Amount”), less the number of NUBI Shares purchased by Seller separately from third parties through a broker in the open market (“Recycled Shares”). Seller will not be required to purchase an amount of NUBI Shares such that, following such purchase, that Seller’s ownership would exceed 9.9% of the total NUBI Shares outstanding immediately after giving effect to such purchase, unless Seller, at its sole discretion, waives such 9.9% ownership limitation. The Number of Shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

The Forward Purchase Agreement provides for a prepayment shortfall in an amount in U.S. dollars equal to 0.50% of the product of the Recycled Shares and the Initial Price (as defined below). As described below in Shortfall Sales, Seller in its sole discretion may sell Recycled Shares at any time following the Trade Date at any sales price without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall (as set forth under Shortfall Sales below) (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”). A sale of Shares is only (a) a “Shortfall Sale,” subject to the terms and conditions herein applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered under the Forward Purchase Agreement, and (b) an Optional Early Termination, subject to the terms and conditions of the Forward Purchase Agreement applicable to Terminated Shares, when an OET Notice is delivered under the Forward Purchase Agreement, in each case with the delivery of such notice being in the sole discretion of Seller (as further described in the “Optional Early Termination” and “Shortfall Sales” sections in the Forward Purchase Agreement).

The Forward Purchase Agreement provides that Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to (a) the sum of (i) the Number of Shares as set forth in a Pricing Date Notice, plus (ii) number of Recycled Shares multiplied by the redemption price per share (the “Initial Price”) as defined in Section 9.2(b) of NUBI’s Certificate of Incorporation, effective as of March 10, 2023, and as amended from time to time (the “Certificate of Incorporation”), less (b) the Prepayment Shortfall.

The Counterparty will pay to Seller the Prepayment Amount required under the Forward Purchase Agreement directly from the Counterparty’s Trust Account maintained by Continental Stock Transfer and Trust Company holding the net proceeds of the sale of the units in the Counterparty’s initial public offering and the sale of private placement warrants (the “Trust Account”), no later than the earlier of (a) one Local Business Day after the Closing Date and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination; except that to the extent that the Prepayment Amount is to be paid from the purchase of Additional Shares by Seller, such amount will be netted against such proceeds, with Seller being able to reduce the purchase price for the Additional Shares by the Prepayment Amount. For the avoidance of doubt, any Additional Shares purchased by Seller will be included in the Number of Shares under the Forward Purchase Agreement for all purposes, including for determining the Prepayment Amount. In addition to the Prepayment Amount, Counterparty shall pay directly from the Trust Account, on the Prepayment Date, an amount equal to the product of (x) up to 200,000 (with such final amount to be determined by Seller in its sole discretion via written notice to Counterparty) and (y) the Initial Price.

Following the Closing, the reset price (the “Reset Price”) will initially be the Initial Price. The Reset Price will be subject to reset on a bi-weekly basis commencing the first week following the thirtieth day after the closing of the Business Combination to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior two weeks; provided the Reset Price shall be subject to reduction upon a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering.

From time to time and on any date following the Trade Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement, Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to the Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) the next Payment Date following the OET Date (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty shall be entitled to an amount from Seller, and Seller shall pay to the Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date. The payment date may be changed within a quarter at the mutual agreement of the parties.

The valuation date will be the earliest to occur of (a) the date that is three (3) years after the date of the closing of the Business Combination (the date of the closing of the Business Combination, the “Closing Date”) pursuant to the Merger Agreement, (b) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, any Additional Termination Event, and (c) the date specified by Seller in a written notice to be delivered to the Counterparty at Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from Seller to the Counterparty in accordance with the Forward Purchase Agreement. In the event the Valuation Date is determined pursuant to clause (c), the Settlement Amount Adjustment will not apply to the calculation of the Settlement Amount.

On the Cash Settlement Payment Date, which is the tenth Local Business Day immediately following the last day of the Valuation Period, Seller will remit to the Counterparty an amount equal to the Settlement Amount and will not otherwise be required to return to the Counterparty any of the Prepayment Amount and the Counterparty shall remit to Seller the Settlement Amount Adjustment; provided that, if the Settlement Amount less the Settlement Amount Adjustment is a negative number, then neither Seller nor the Counterparty shall be liable to the other party for any payment under the “Cash Settlement Payment” Date section of the Forward Purchase Agreement.

Seller has agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Business Combination, as well as any redemption rights under NUBI’s Certificate of Incorporation that would require redemption by NUBI of the NUBI Shares. Such waiver may reduce the number of NUBI Shares redeemed in connection with the Business Combination, and such reduction could alter the perception of the potential strength of the Business Combination. The Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination, including Rule 14e-5 under the Securities Exchange Act of 1934.

The derivative liabilities includes the FPA and NRA of $35,576,596 and $11,152,000, respectively at December 31, 2023. The derivative asset relates to the FPA at December 31, 2023.

Non-Redemption Agreement

On December 13, 2023, NUBI entered into a non-redemption agreement (the “Non-Redemption Agreement”) with certain investors named therein (each, a “Backstop Investor”), each acting on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by each such Backstop Investor or its affiliates. Pursuant to each Non-Redemption Agreement, each Backstop Investor agreed that, on or prior to Closing, it will beneficially own not greater than the lesser of (i) that number of Backstop Shares set forth in the Non-Redemption Agreement and (ii) the total number of NUBI Shares beneficially owned by Backstop Investor and its affiliates and any other persons whose beneficial ownership of NUBI Shares would be aggregated with those of Backstop Investor for purposes of Section 13(d) of the Securities Exchange Act of 1934 not exceeding 9.99% of the total number of issued and outstanding NUBI Shares, and shall not elect to redeem or otherwise tender or submit for redemption any of such Backstop Shares in connection with the second special meeting of NUBI stockholders to be held for the purpose of approving the Business Combination (the “Second Special Meeting”); provided, however, that in the event Backstop Investor has previously elected to redeem, tender or submit any Backstop Shares for redemption, Backstop Investor shall rescind or reverse such redemption request prior to Closing and NUBI shall accept such request(s) promptly once submitted by Backstop Investor.

Upon consummation of the business combination, NUBI shall pay or cause to be paid to each Backstop Investor a payment in respect of its respective Backstop Shares a payment in respect of Backstop Shares in cash released from the Trust Account in an amount equal to the product of (x) the number of Backstop Shares and (y) the Redemption Price, less $4.00.